Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Schedule of rollforward of intangible assets

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Transfers(c)	December 31, 2021

Cost
Goodwill(a)	—	810,948	134,820	(44,351)	901,417
Slots(b)	—	82,196	—	44,351	126,547
Software	—	593,334	152,542	2,173	748,049
		1,486,478	287,362	2,173	1,776,013
Amortization
Software	17%	(316,210)	(101,765)	—	(417,975)
		(316,210)	(101,765)	—	(417,975)

Total intangible assets, net		1,170,268	185,597	2,173	1,358,038

Description	Weighted average rate (p.a.)	December 31, 2019	Acquisitions	Disposals/ write-offs	December 31, 2020

Cost
Goodwill(a)		753,502	57,446	—	810,948
Slots(b)		82,196	—	—	82,196
Software		489,904	109,587	(6,157)	593,334
		1,325,602	167,033	(6,157)	1,486,478

Amortization
Software	16%	(238,118)	(78,151)	59	(316,210)
		(238,118)	(78,151)	59	(316,210)

Total intangible assets, net		1,087,484	88,882	(6,098)	1,170,268

(a)
Goodwill, in the amounts of R$753,502 and R$147,915, arises from the acquisition of IntelAzul S.A. (formerly Tudo Azul S.A.) in 2012 and Azul Conecta (formerly Two Táxi Aéreo Ltda.) in 2020, respectively, and refers to the consideration transferred, less the fair value of assets acquired and liabilities assumed, net.

(b)	As part of the allocation of the purchase price for the acquisition of IntelAzul S.A. (formerly Tudo Azul S.A.) and Azul Conecta (formerly Two Táxi Aéreo Ltda.) the Company recognized the value of operating licenses for certain airport slots, asset with an indefinite useful life.
(c)	The balances of transfers are between the groups of Property and equipment, Right-of-use assets and Intangible assets.

Disclosure of intangible assets with indefinite useful life
The result of the impairment test showed that the estimated recoverable amount is greater than the carrying amount allocated to the cash-generating unit and, therefore no adjustment of the recoverable amount to be recorded on December 31, 2021 was identified, as shown below:

	December 31, 2021		December 31, 2020
	Goodwill	Slots	Goodwill	Slots

Carrying amount	901,417	126,547	810,948	82,196
Carrying amount – CGU	8,499,312	—	6,410,447	—
Value in use	35,355,308	2,419,843	32,227,871	1,726,007

Pre-tax discount rate	9.5%	10.5%	10.3%	8.5%
Growth rate in perpetuity	3.0%	3.0%	3.0%	3.0%